Results for the year - Employee costs - Remuneration to Executive Management and Board of Directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Total	kr 195.0	kr 121.0	kr 198.0
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Severance payments	27.7		65.7
Executive Management and Board of Directors
Disclosure of transactions between related parties [line items]
Total	159.0	90.0	152.0
Executive Management
Disclosure of transactions between related parties [line items]
Salary and cash bonus	102.0	74.0	77.0
Pension	22.0	18.0	20.0
Benefits	4.0	6.0	10.0
Share-based incentive	22.0	7.0	11.0
Severance payments	28.0	0.0	66.0
Total	kr 178.0	105.0	184.0
Vesting period	3 years
Board of Directors
Disclosure of transactions between related parties [line items]
Total	kr 17.0	kr 16.0	kr 14.0